Operating Segments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended	3 Months Ended							4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2013 Segment	Dec. 31, 2012 Segment	Dec. 31, 2012 Transunion Holding Company Inc Stand Alone	Dec. 31, 2012 Transunion Holding Company Inc Stand Alone	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.		Sep. 30, 2012 TransUnion Holding Company, Inc.		Jun. 30, 2012 TransUnion Holding Company, Inc.		Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.
Segment Reporting Information [Line Items]
Number of operating segments	3	3
Number of market groups in the international segment	2	2
Number of corporate unit	1	1
Revenue			$ 0		$ 300.8					$ 190.9		$ 190.9	$ 591.3	$ 767.0
Operating income			0.9		39.5	43.4	[1]	61.3	[1]	36.5	[1],[2]	36.5	83.6	141.2
Non-operating expense			68.6		(47.5)					(41.0)		(49.5)	(97.6)	(138.5)
Equity Method Investments			0	0
Property, plant and equipment, net			0	0	108.9	121.2							108.9	121.2
Capital expenditures				0
Depreciation and amortization				0	45.2					29.0		29.0	90.5	115.0
Long-lived assets other than the long-lived			0	0
Amount of additional corporate expenses					$ 0.3					$ 0.5			$ 0.7

[1]	The sum of the quarterly totals may not equal the annual totals due to rounding.
[2]	The financial results of TransUnion Holding include the consolidated results of TransUnion Corp subsequent to April 30, 2012, the date of acquisition. See Note 1, "Significant Accounting and Reporting Policies," and Note 2, "Change in Control Transactions," for further information. For the period of inception through March 31, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $7.0 million of acquisition fees related to the 2012 Change in Control Transaction. For the three months ended June 30, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $8.2 million of acquisition fees related to the 2012 Change in Control Transaction.